Other Intangible Assets and Goodwill - Summary of Goodwill Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 367.9	€ 380.6
Intangible assets with indefinite useful life	474.3	486.5
Total	842.2	867.1
CGU Immunotherapies
Disclosure of detailed information about intangible assets [line items]
Goodwill	358.3	369.8
Intangible assets with indefinite useful life	474.3	486.5
Total	832.6	856.3
CGU External Product Sales of JPT
Disclosure of detailed information about intangible assets [line items]
Goodwill	0.0	0.5
Intangible assets with indefinite useful life	0.0	0.0
Total	0.0	0.5
CGU External Business of InstaDeep
Disclosure of detailed information about intangible assets [line items]
Goodwill	9.6	10.3
Intangible assets with indefinite useful life	0.0	0.0
Total	€ 9.6	€ 10.3